American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
September 30, 2022

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.6%
Aerospace and Defense — 1.1%
Huntington Ingalls Industries, Inc.	30,794	6,820,871
Airlines — 1.6%
Southwest Airlines Co.(1)	305,771	9,429,978
Auto Components — 2.3%
Aptiv PLC(1)	24,206	1,893,151
BorgWarner, Inc.	282,791	8,879,637
Cie Generale des Etablissements Michelin SCA	137,012	3,069,850
		13,842,638
Banks — 5.8%
First Hawaiian, Inc.	375,035	9,237,112
Prosperity Bancshares, Inc.	118,209	7,882,176
Truist Financial Corp.	223,989	9,752,481
U.S. Bancorp	103,059	4,155,339
Westamerica Bancorporation	69,789	3,649,267
		34,676,375
Building Products — 0.8%
Cie de Saint-Gobain	132,532	4,738,760
Capital Markets — 7.7%
Ameriprise Financial, Inc.	21,709	5,469,583
Bank of New York Mellon Corp.	392,123	15,104,578
Northern Trust Corp.	183,106	15,666,549
T. Rowe Price Group, Inc.	93,607	9,829,671
		46,070,381
Chemicals — 1.8%
Akzo Nobel NV	99,282	5,626,306
Axalta Coating Systems Ltd.(1)	248,053	5,223,996
		10,850,302
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	22,546	3,067,158
Communications Equipment — 1.6%
F5, Inc.(1)	47,851	6,925,475
Juniper Networks, Inc.	91,398	2,387,316
		9,312,791
Construction and Engineering — 0.8%
Vinci SA	58,947	4,766,497
Containers and Packaging — 2.7%
Amcor PLC	345,500	3,707,215
Packaging Corp. of America	82,614	9,276,726
Sonoco Products Co.	60,855	3,452,304
		16,436,245
Electric Utilities — 3.5%
Duke Energy Corp.	6,458	600,723
Edison International	173,082	9,792,979
Evergy, Inc.	23,387	1,389,188
Eversource Energy	27,757	2,163,936
Pinnacle West Capital Corp.	108,194	6,979,595
		20,926,421

Electrical Equipment — 4.4%
Atkore, Inc.(1)	34,423	2,678,454
Emerson Electric Co.	175,549	12,853,698
Hubbell, Inc.	6,175	1,377,025
nVent Electric PLC	304,173	9,614,908
		26,524,085
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	51,383	5,670,628
Energy Equipment and Services — 0.7%
Baker Hughes Co.	193,424	4,054,167
Entertainment — 0.2%
Electronic Arts, Inc.	10,490	1,213,798
Equity Real Estate Investment Trusts (REITs) — 8.5%
Equinix, Inc.	13,799	7,849,423
Essex Property Trust, Inc.	28,888	6,997,540
Healthcare Realty Trust, Inc., Class A	73,225	1,526,741
Healthpeak Properties, Inc.	388,390	8,901,899
Public Storage	12,741	3,730,692
Realty Income Corp.	133,626	7,777,033
Regency Centers Corp.	140,198	7,549,662
VICI Properties, Inc.	64,402	1,922,400
Weyerhaeuser Co.	57,664	1,646,884
WP Carey, Inc.	45,328	3,163,895
		51,066,169
Food and Staples Retailing — 1.8%
Koninklijke Ahold Delhaize NV	424,217	10,805,413
Food Products — 3.6%
Conagra Brands, Inc.	337,357	11,007,959
J.M. Smucker Co.	64,642	8,882,457
Orkla ASA	249,389	1,812,885
		21,703,301
Gas Utilities — 2.0%
Atmos Energy Corp.	14,249	1,451,261
Spire, Inc.	167,261	10,425,378
		11,876,639
Health Care Equipment and Supplies — 6.3%
Baxter International, Inc.	64,971	3,499,338
Becton Dickinson and Co.	14,622	3,258,220
DENTSPLY SIRONA, Inc.	135,316	3,836,209
Embecta Corp.	173,127	4,984,326
Hologic, Inc.(1)	51,305	3,310,199
Zimmer Biomet Holdings, Inc.	179,301	18,745,919
		37,634,211
Health Care Providers and Services — 7.6%
AmerisourceBergen Corp.	68,926	9,327,756
Cardinal Health, Inc.	47,860	3,191,305
HCA Healthcare, Inc.	3,265	600,074
Henry Schein, Inc.(1)	167,113	10,991,022
Quest Diagnostics, Inc.	101,310	12,429,724
Universal Health Services, Inc., Class B	104,389	9,205,022
		45,744,903
Hotels, Restaurants and Leisure — 0.9%
Sodexo SA	71,915	5,400,839

Household Products — 2.4%
Henkel AG & Co. KGaA, Preference Shares	90,617	5,381,474
Kimberly-Clark Corp.	81,696	9,194,068
		14,575,542
Insurance — 6.0%
Aflac, Inc.	106,808	6,002,609
Allstate Corp.	106,875	13,309,144
Chubb Ltd.	16,266	2,958,460
Hanover Insurance Group, Inc.	39,017	4,999,638
Reinsurance Group of America, Inc.	68,865	8,663,906
		35,933,757
IT Services — 1.0%
Amdocs Ltd.	62,579	4,971,901
Euronet Worldwide, Inc.(1)	10,164	770,025
		5,741,926
Leisure Products — 0.1%
Polaris, Inc.	6,523	623,925
Machinery — 3.8%
Cummins, Inc.	27,831	5,663,887
IMI PLC	228,142	2,821,224
Oshkosh Corp.	132,789	9,333,739
PACCAR, Inc.	32,747	2,740,596
Stanley Black & Decker, Inc.	25,922	1,949,594
		22,509,040
Media — 1.5%
Fox Corp., Class B	310,388	8,846,058
Multi-Utilities — 1.4%
NorthWestern Corp.	174,197	8,584,428
Multiline Retail — 1.6%
Dollar Tree, Inc.(1)	68,975	9,387,497
Oil, Gas and Consumable Fuels — 3.8%
Devon Energy Corp.	59,407	3,572,143
Diamondback Energy, Inc.	38,396	4,625,182
Enterprise Products Partners LP	285,358	6,785,813
EQT Corp.	68,403	2,787,422
Phillips 66	36,921	2,980,263
Pioneer Natural Resources Co.	10,059	2,178,076
		22,928,899
Paper and Forest Products — 0.5%
Mondi PLC	182,756	2,807,576
Road and Rail — 0.7%
Heartland Express, Inc.	295,442	4,227,775
Semiconductors and Semiconductor Equipment — 0.4%
Applied Materials, Inc.	29,005	2,376,380
Software — 0.5%
Open Text Corp.	105,549	2,790,716
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	62,738	9,808,459
Technology Hardware, Storage and Peripherals — 0.9%
HP, Inc.	203,624	5,074,310
Thrifts and Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.	301,989	2,506,509
Trading Companies and Distributors — 1.8%
Beacon Roofing Supply, Inc.(1)	35,506	1,942,888

MSC Industrial Direct Co., Inc., Class A	124,010	9,029,168
		10,972,056
TOTAL COMMON STOCKS (Cost $587,417,270)		572,327,423
EXCHANGE-TRADED FUNDS — 1.8%
iShares Russell Mid-Cap Value ETF (Cost $11,962,262)	113,603	10,911,568
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	135,157	135,157
Repurchase Agreements — 2.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $2,960,161), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $2,910,538)		2,909,845
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.250%, 6/30/28, valued at $14,847,205), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $14,559,578)		14,556,000
		17,465,845
TOTAL SHORT-TERM INVESTMENTS (Cost $17,601,002)		17,601,002
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $616,980,534)		600,839,993
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,060,426)
TOTAL NET ASSETS — 100.0%		$598,779,567

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,175,193	USD	1,137,204	JPMorgan Chase Bank N.A.	12/30/22	$22,753
USD	35,540,945	EUR	36,174,173	JPMorgan Chase Bank N.A.	12/30/22	(164,244)
GBP	137,766	USD	147,348	Bank of America N.A.	12/30/22	6,690
USD	4,981,391	GBP	4,408,408	Bank of America N.A.	12/30/22	52,303
NOK	484,449	USD	45,828	UBS AG	12/30/22	(1,237)
NOK	894,558	USD	83,600	UBS AG	12/30/22	(1,259)
USD	1,721,663	NOK	17,871,102	UBS AG	12/30/22	76,705
						$(8,289)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
GBP	-	British Pound
NOK	-	Norwegian Krone
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Auto Components	10,772,788	3,069,850	—
Building Products	—	4,738,760	—
Chemicals	5,223,996	5,626,306	—
Construction and Engineering	—	4,766,497	—
Food and Staples Retailing	—	10,805,413	—
Food Products	19,890,416	1,812,885	—
Hotels, Restaurants and Leisure	—	5,400,839	—
Household Products	9,194,068	5,381,474	—
Machinery	19,687,816	2,821,224	—
Paper and Forest Products	—	2,807,576	—
Other Industries	460,327,515	—	—
Exchange-Traded Funds	10,911,568	—	—
Short-Term Investments	135,157	17,465,845	—
	536,143,324	64,696,669	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	158,451	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	166,740	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.